Restructuring Charges - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Restructuring Charges [Line Items]
Restructuring and related activities, term description	The restructuring activities are generally short term in nature and are generally completed within one year of initiation.
Restructuring costs	¥ 22,379	¥ 59,713	¥ 36,527
Battery Business Asset Group | Discontinued Operations, Held-for-sale | Other Operating Expense, Net
Restructuring Charges [Line Items]
Impairment losses recorded as a result of fair value valuation of assets and liabilities		42,298
Music
Restructuring Charges [Line Items]
Restructuring costs	6,630	3,590	1,868
Headcount Reduction | Corporate
Restructuring Charges [Line Items]
Restructuring costs	0	¥ 0	¥ 7,112
Headcount Reduction | Music
Restructuring Charges [Line Items]
Restructuring costs	¥ 6,630